Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Summary of computation of basic and diluted profit/(loss) per share

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
	(Note ii)	(Note ii)	(Note ii)
Numerator:
Loss attributable to owners of the Company – basic	(235,479)	(586,619)	(76,247)
Loss attributable to owners of the Company – diluted	(235,479)	(586,619)	(76,247)
Shares (denominator):
Weighted average number of shares – basic	65,297,485	65,960,235	81,911,577
Weighted average number of shares – diluted	65,297,485	65,960,235	81,911,577
Loss per share – basic (RMB)	(3.61)	(8.89)	(0.93)
Loss per share – diluted (RMB)	(3.61)	(8.89)	(0.93)

Note i   As the Group incurred losses for the years ended 31 December 2021 and 2022, share option and the conversion of convertible note would be anti-dilutive and therefore, related changes in fair value is not included in the computation of diluted loss per share. Diluted loss per share and basic loss per share are the same for the year ended 31 December 2021 and 2022.